Cover Page	May 14, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2025
Entity Registrant Name	TEREX CORP
Entity Central Index Key	0000097216
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10702
Entity Tax Identification Number	34-1531521
Entity Address, Address Line One	301 Merritt 7, 4th Floor
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	222-7170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	TEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31